UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21614

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Enhanced Equity

Income Fund (EOI)

Semiannual Report

March 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0864 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’ With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2013

Eaton Vance

Enhanced Equity Income Fund

Table of Contents

Performance	2

Fund Profile	2

Fund Snapshot	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	19

Important Notices	20

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Performance1

Portfolio Managers Walter A. Row III, CFA, CMT and Michael A. Allison, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	10/29/2004	8.62%	12.00%	3.76%	5.42%
Fund at Market Price	—	10.41	16.02	3.07	3.98
S&P 500 Index	10/29/2004	10.19%	13.96%	5.81%	6.17%
CBOE S&P 500 BuyWrite Index	10/29/2004	2.21	5.03	2.80	4.39

% Premium/Discount to NAV
					–10.98%

Distributions[2]
Total Distributions per share for the period					$0.518
Distribution Rate at NAV					7.90%
Distribution Rate at Market Price					8.88%

Fund Profile

Top 10 Holdings (% of total investments)3

International Business Machines Corp.	2.8%
Google, Inc., Class A	2.7
Gilead Sciences, Inc.	2.7
Apple, Inc.	2.4
Pfizer, Inc.	2.2
Celgene Corp.	2.1
Wells Fargo & Co.	2.1
Amazon.com, Inc.	2.0
General Electric Co.	1.9
JPMorgan Chase & Co.	1.8

Total	22.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Fund Snapshot4

Objective	The primary investment objective is to provide current income, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a portfolio of primarily large- and mid-cap securities that the investment adviser believes have above-average growth and financial strength and writes call options on individual securities to generate current earnings from the option premium.

Options Strategy	Write Single Stock Covered Calls
Equity Benchmark[1]	S&P 500 Index
Morningstar Category	Large Growth
Distribution Frequency	Monthly

Common Stock Portfolio
Positions Held	84
% US / Non-US	98.3/1.7
Avg. Market Cap	$84.9 Billion

Call Options
% Portfolio with Call Options	47%
Average Days to Expiration	47 days
Weighted Average % of Strike Prices	3.50% out-of-the-money

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distribution rate is determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[3]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

[4]	The following terms as used in the Fund snapshot:

Average Market Cap: The average market capitalization of the companies that have issued the common stocks owned by a Fund. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For a call option on a security, the option buyer has the right to purchase, and the option seller (or writer) has the obligation to sell, a specified security at a specified price (exercise price or strike price) on or before a specified date (option expiration date). The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

Out-of-the-Money: For a call option on common stock, the extent to which the exercise price of the option exceeds the current price of the stock.

Fund snapshot and profile subject to change due to active management.

4

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 100.1%(1)

Security	Shares	Value

Aerospace & Defense — 2.8%
Boeing Co. (The)	100,424	$8,621,400
United Technologies Corp.	62,084	5,800,508

		$14,421,908

Automobiles — 0.7%
Honda Motor Co., Ltd.	89,607	$3,450,807

		$3,450,807

Beverages — 2.2%
Beam, Inc.	46,337	$2,944,253
Coca-Cola Co. (The)	203,434	8,226,871

		$11,171,124

Biotechnology — 4.8%
Celgene Corp.(2)	91,976	$10,660,938
Gilead Sciences, Inc.(2)	288,306	14,106,813

		$24,767,751

Capital Markets — 1.3%
Charles Schwab Corp. (The)	123,373	$2,182,468
Goldman Sachs Group, Inc. (The)	32,134	4,728,518

		$6,910,986

Chemicals — 3.0%
LyondellBasell Industries NV, Class A	81,847	$5,180,097
Monsanto Co.	87,547	9,247,589
PPG Industries, Inc.	7,983	1,069,243

		$15,496,929

Commercial Banks — 4.1%
PNC Financial Services Group, Inc.	84,296	$5,605,684
Regions Financial Corp.	615,516	5,041,076
Wells Fargo & Co.	287,752	10,643,946

		$21,290,706

Communications Equipment — 1.0%
QUALCOMM, Inc.	76,600	$5,128,370

		$5,128,370

Security	Shares	Value

Computers & Peripherals — 2.4%
Apple, Inc.	27,844	$12,324,590

		$12,324,590

Consumer Finance — 1.6%
American Express Co.	121,117	$8,170,553

		$8,170,553

Diversified Financial Services — 5.0%
Bank of America Corp.	633,670	$7,718,101
Citigroup, Inc.	198,157	8,766,466
JPMorgan Chase & Co.	199,214	9,454,696

		$25,939,263

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	70,438	$2,584,370
Verizon Communications, Inc.	172,868	8,496,462

		$11,080,832

Electric Utilities — 2.6%
American Electric Power Co., Inc.	28,420	$1,382,065
Duke Energy Corp.	40,651	2,950,856
Edison International	61,046	3,071,835
PPL Corp.	105,792	3,312,347
Southern Co. (The)	58,119	2,726,943

		$13,444,046

Electrical Equipment — 1.5%
Emerson Electric Co.	142,698	$7,972,537

		$7,972,537

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	142,383	$1,897,965

		$1,897,965

Energy Equipment & Services — 1.7%
Cameron International Corp.(2)	23,787	$1,550,913
Halliburton Co.	177,957	7,191,242

		$8,742,155

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	75,410	$8,001,755

		$8,001,755

5	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 2.8%
Hershey Co. (The)	51,174	$4,479,260
Kraft Foods Group, Inc.	81,461	4,197,685
Mondelez International, Inc., Class A	185,517	5,678,676

		$14,355,621

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	102,372	$3,615,779
Covidien PLC	87,021	5,903,505

		$9,519,284

Health Care Providers & Services — 0.9%
Express Scripts Holding Co.(2)	77,827	$4,486,727

		$4,486,727

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	78,227	$7,798,450

		$7,798,450

Household Products — 3.4%
Colgate-Palmolive Co.	68,757	$8,115,389
Procter & Gamble Co.	119,787	9,230,786

		$17,346,175

Industrial Conglomerates — 3.4%
Danaher Corp.	125,817	$7,819,526
General Electric Co.	428,588	9,908,955

		$17,728,481

Insurance — 2.1%
ACE, Ltd.	61,371	$5,460,178
Aflac, Inc.	104,416	5,431,720

		$10,891,898

Internet & Catalog Retail — 2.2%
Amazon.com, Inc.(2)	39,376	$10,493,310
Netflix, Inc.(2)	4,074	771,657

		$11,264,967

Internet Software & Services — 4.5%
eBay, Inc.(2)	162,569	$8,814,491
Google, Inc., Class A(2)	17,965	14,264,749

		$23,079,240

Security	Shares	Value

IT Services — 6.1%
Accenture PLC, Class A	108,357	$8,231,881
International Business Machines Corp.	67,277	14,350,184
Teradata Corp.(2)	79,519	4,652,657
Visa, Inc., Class A	23,522	3,994,977

		$31,229,699

Machinery — 1.1%
Deere & Co.	64,524	$5,547,774

		$5,547,774

Media — 3.6%
Comcast Corp., Class A	222,705	$9,355,837
Walt Disney Co. (The)	163,333	9,277,314

		$18,633,151

Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	39,423	$1,304,901

		$1,304,901

Multi-Utilities — 0.7%
Sempra Energy	44,598	$3,565,164

		$3,565,164

Multiline Retail — 2.1%
Dollar General Corp.(2)	153,439	$7,760,945
Macy’s, Inc.	79,293	3,317,619

		$11,078,564

Oil, Gas & Consumable Fuels — 9.2%
Alpha Natural Resources, Inc.(2)	351,089	$2,882,441
Anadarko Petroleum Corp.	54,915	4,802,317
Chevron Corp.	59,799	7,105,317
ConocoPhillips	89,802	5,397,100
EOG Resources, Inc.	28,831	3,692,386
Exxon Mobil Corp.	52,111	4,695,722
HollyFrontier Corp.	36,871	1,897,013
Marathon Oil Corp.	96,028	3,238,064
Occidental Petroleum Corp.	82,563	6,470,463
Phillips 66	106,835	7,475,245

		$47,656,068

Pharmaceuticals — 6.0%
AbbVie, Inc.	102,372	$4,174,730
Allergan, Inc.	69,485	7,756,610

6	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	89,921	$7,331,259
Pfizer, Inc.	399,553	11,531,100

		$30,793,699

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	26,090	$3,304,820
Boston Properties, Inc.	44,795	4,526,983

		$7,831,803

Road & Rail — 1.6%
Union Pacific Corp.	56,830	$8,093,160

		$8,093,160

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp., Class A	37,754	$1,308,931

		$1,308,931

Software — 3.0%
Microsoft Corp.	279,695	$8,002,074
Oracle Corp.	229,111	7,409,450

		$15,411,524

Specialty Retail — 0.7%
Home Depot, Inc. (The)	52,211	$3,643,284

		$3,643,284

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	101,274	$5,976,179

		$5,976,179

Tobacco — 1.3%
Philip Morris International, Inc.	73,685	$6,831,336

		$6,831,336

Total Common Stocks (identified cost $378,574,095)		$515,588,357

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$3,606	$3,605,621

Total Short-Term Investments (identified cost $3,605,621)		$3,605,621

Total Investments — 100.8% (identified cost $382,179,716)		$519,193,978

Covered Call Options Written — (0.6)%

Security	Number of Contracts	Strike Price	Expiration Date	Value

Abbott Laboratories	515	$36.00	4/20/13	$(11,330)
AbbVie, Inc.	515	40.00	5/18/13	(66,950)
Accenture PLC, Class A	545	77.50	4/20/13	(16,350)
ACE, Ltd.	310	90.00	5/18/13	(41,075)
Aflac, Inc.	525	52.50	5/18/13	(66,150)
Allergan, Inc.	350	115.00	5/18/13	(59,500)
Alpha Natural Resources, Inc.	705	10.00	4/20/13	(2,467)
Amazon.com, Inc.	200	280.00	4/20/13	(28,400)
American Electric Power Co., Inc.	145	48.00	5/18/13	(15,225)
American Express Co.	610	70.00	5/18/13	(36,295)
Anadarko Petroleum Corp.	275	90.00	5/18/13	(69,713)
Apple, Inc.	140	490.00	4/20/13	(13,370)
AT&T, Inc.	355	38.00	6/22/13	(11,005)
AvalonBay Communities, Inc.	130	135.00	4/20/13	(650)
Bank of America Corp.	3,170	13.00	4/20/13	(26,945)
Beam, Inc.	235	65.00	5/18/13	(27,025)
Boeing Co. (The)	505	85.00	5/18/13	(145,188)
Broadcom Corp., Class A	190	37.00	5/18/13	(8,930)
Cameron International Corp.	120	67.50	5/18/13	(18,600)
Celgene Corp.	460	115.00	4/20/13	(138,690)
Charles Schwab Corp. (The)	620	19.00	6/22/13	(13,950)
Chevron Corp.	255	120.00	4/20/13	(24,862)
Citigroup, Inc.	995	49.00	5/18/13	(31,840)
Coca-Cola Co. (The)	1,020	41.00	6/22/13	(74,970)
Colgate-Palmolive Co.	345	120.00	5/18/13	(44,160)
Comcast Corp., Class A	1,115	42.00	4/20/13	(61,883)
ConocoPhillips	450	60.00	5/18/13	(62,550)
Corning, Inc.	715	13.00	5/18/13	(48,263)
Costco Wholesale Corp.	380	105.00	5/18/13	(104,500)
Covidien PLC	435	70.00	5/18/13	(32,625)
Danaher Corp.	630	65.00	6/22/13	(50,400)
Deere & Co.	325	95.00	5/18/13	(6,987)
Dollar General Corp.	770	55.00	5/18/13	(51,975)
Duke Energy Corp.	205	72.50	5/18/13	(22,550)
eBay, Inc.	815	60.00	4/20/13	(19,967)

7	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Number of Contracts	Strike Price	Expiration Date	Value

Edison International	305	$52.50	5/18/13	$(7,625)
Emerson Electric Co.	715	60.00	6/22/13	(23,237)
EOG Resources, Inc.	145	140.00	4/20/13	(2,175)
Express Scripts Holding Co.	390	60.00	4/20/13	(9,360)
Freeport-McMoRan Copper & Gold, Inc.	200	35.00	5/18/13	(11,000)
General Electric Co.	2,145	24.00	5/18/13	(47,190)
Gilead Sciences, Inc.	1,445	52.50	6/22/13	(164,008)
Goldman Sachs Group, Inc. (The)	165	155.00	4/20/13	(14,520)
Google, Inc., Class A	90	840.00	4/20/13	(54,450)
Halliburton Co.	890	42.00	4/20/13	(27,590)
Hershey Co. (The)	260	85.00	5/18/13	(88,400)
HollyFrontier Corp.	185	59.50	4/20/13	(2,312)
Home Depot, Inc. (The)	265	72.50	5/18/13	(17,622)
International Business Machines Corp.	340	215.00	5/18/13	(136,850)
Johnson & Johnson	450	82.50	6/22/13	(49,500)
JPMorgan Chase & Co.	1,000	49.00	4/20/13	(31,000)
Kraft Foods Group, Inc.	410	52.50	6/22/13	(41,000)
LyondellBasell Industries NV, Class A	410	70.00	5/18/13	(20,500)
Macy’s, Inc.	400	44.00	5/18/13	(23,800)
Marathon Oil Corp.	480	36.00	4/20/13	(3,360)
McDonald’s Corp.	395	97.50	4/20/13	(108,428)
Microsoft Corp.	825	29.00	4/20/13	(25,162)
Microsoft Corp.	575	29.00	5/18/13	(27,888)
Mondelez International, Inc., Class A	930	32.00	6/22/13	(54,405)
NIKE, Inc., Class B	510	57.50	4/20/13	(100,215)
Occidental Petroleum Corp.	415	87.50	5/18/13	(7,055)
Oracle Corp.	1,150	38.00	5/18/13	(1,150)
Pfizer, Inc.	2,000	30.00	6/22/13	(60,000)
Philip Morris International, Inc.	370	92.50	5/18/13	(77,330)
Phillips 66	535	70.00	5/18/13	(152,475)
PNC Financial Services Group, Inc.	425	67.50	5/18/13	(41,225)
PPG Industries, Inc.	40	145.00	5/18/13	(3,100)
Procter & Gamble Co.	600	77.50	4/20/13	(38,700)
QUALCOMM, Inc.	385	70.00	6/22/13	(45,238)
Regions Financial Corp.	3,080	9.00	5/18/13	(15,400)
Southern Co. (The)	295	46.00	4/20/13	(30,680)
Union Pacific Corp.	285	145.00	5/18/13	(70,965)
United Technologies Corp.	310	95.00	5/18/13	(45,880)
Verizon Communications, Inc.	865	49.00	5/18/13	(76,553)
Visa, Inc., Class A	120	180.00	6/22/13	(26,160)

Security	Number of Contracts	Strike Price	Expiration Date	Value

Walt Disney Co. (The)	820	$57.50	4/20/13	$(41,820)
Wells Fargo & Co.	1,440	38.00	5/18/13	(57,600)

Total Covered Call Options Written (premiums received $3,362,413)				$(3,338,268)

Other Assets, Less Liabilities — (0.2)%				$(826,732)

Net Assets — 100.0%				$515,028,978

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2013
Unaffiliated investments, at value (identified cost, $378,574,095)	$515,588,357
Affiliated investment, at value (identified cost, $3,605,621)	3,605,621
Dividends receivable	639,799
Interest receivable from affiliated investment	366
Receivable for investments sold	250,475
Total assets	$520,084,618

Liabilities
Written options outstanding, at value (premiums received, $3,362,413)	$3,338,268
Payable for investments purchased	771,144
Payable for Fund shares repurchased	349,158
Payable for open forward foreign currency exchange contracts	12,674
Payable to affiliates:
Investment adviser fee	434,660
Accrued expenses	149,736
Total liabilities	$5,055,640
Net Assets	$515,028,978

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 39,268,049 shares issued and outstanding	$392,680
Additional paid-in capital	530,260,956
Accumulated net realized loss	(135,113,490)
Accumulated distributions in excess of net investment income	(17,536,943)
Net unrealized appreciation	137,025,775
Net Assets	$515,028,978

Net Asset Value
($515,028,978 ÷ 39,268,049 common shares issued and outstanding)	$13.12

9	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2013
Dividends (net of foreign taxes, $35,964)	$5,768,174
Interest income allocated from affiliated investment	3,549
Expenses allocated from affiliated investment	(351)
Total investment income	$5,771,372

Expenses
Investment adviser fee	$2,484,712
Trustees’ fees and expenses	9,724
Custodian fee	139,990
Transfer and dividend disbursing agent fees	9,163
Legal and accounting services	42,041
Printing and postage	131,091
Miscellaneous	39,312
Total expenses	$2,856,033
Deduct —
Reduction of custodian fee	$19
Total expense reductions	$19

Net expenses	$2,856,014

Net investment income	$2,915,358

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$20,272,307
Investment transactions allocated from affiliated investment	135
Written options	(10,074,080)
Foreign currency and forward foreign currency exchange contract transactions	95,431
Net realized gain	$10,293,793
Change in unrealized appreciation (depreciation) —
Investments	$23,761,186
Written options	827,623
Foreign currency and forward foreign currency exchange contracts	(12,713)
Net change in unrealized appreciation (depreciation)	$24,576,096

Net realized and unrealized gain	$34,869,889

Net increase in net assets from operations	$37,785,247

10	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
From operations —
Net investment income	$2,915,358	$3,925,857
Net realized gain (loss) from investment transactions, written options and foreign currency and forward foreign currency exchange contract transactions	10,293,793	(12,196,438)
Net change in unrealized appreciation (depreciation) from investments, written options, foreign currency and forward foreign currency exchange contracts	24,576,096	110,425,389
Net increase in net assets from operations	$37,785,247	$102,154,808
Distributions to shareholders —
From net investment income	$(20,474,735)*	$(3,873,880)
Tax return of capital	—	(38,661,353)
Total distributions	$(20,474,735)	$(42,535,233)
Capital share transactions —
Cost of shares repurchased (see Note 5)	$(6,109,668)	$(1,605,373)
Net decrease in net assets from capital share transactions	$(6,109,668)	$(1,605,373)

Net increase in net assets	$11,200,844	$58,014,202

Net Assets
At beginning of period	$503,828,134	$445,813,932
At end of period	$515,028,978	$503,828,134

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(17,536,943)	$22,434

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

11	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Financial Highlights

	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$12.650		$11.150	$12.870	$13.450	$16.490	$21.110

Income (Loss) From Operations
Net investment income(1)	$0.074		$0.098	$0.068	$0.092	$0.147	$0.152
Net realized and unrealized gain (loss)	0.892		2.460	(0.636)	0.787	(1.543)	(3.013)

Total income (loss) from operations	$0.966		$2.558	$(0.568)	$0.879	$(1.396)	$(2.861)

Less Distributions
From net investment income	$(0.518	)*	$(0.097)	$(0.068)	$(0.092)	$(0.176)	$(0.154)
From net realized gain	—		—	—	—	—	(0.891)
Tax return of capital	—		(0.967)	(1.084)	(1.367)	(1.468)	(0.714)

Total distributions	$(0.518)		$(1.064)	$(1.152)	$(1.459)	$(1.644)	$(1.759)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$0.022		$0.006	$—	$—	$—	$—

Net asset value — End of period	$13.120		$12.650	$11.150	$12.870	$13.450	$16.490

Market value — End of period	$11.680		$11.080	$9.780	$12.990	$13.680	$13.310

Total Investment Return on Net Asset Value(2)	8.62	%(3)	25.24%	(4.63)%	6.87%	(6.20)%	(13.54)%

Total Investment Return on Market Value(2)	10.41	%(3)	25.06%	(17.12)%	6.02%	18.23%	(24.23)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$515,029		$503,828	$445,814	$513,953	$534,948	$654,528
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.15	%(5)	1.15%	1.15%	1.12%	1.17%	1.10%
Net investment income	1.17	%(5)	0.80%	0.52%	0.69%	1.17%	0.79%
Portfolio Turnover	23	%(3)	35%	78%	27%	65%	117%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

12	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Enhanced Equity Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $132,398,283 and deferred capital losses of $12,161,462 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the

13

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2017 ($9,096,930), September 30, 2018 ($122,475,830) and September 30, 2019 ($825,523). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis.

14

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended March 31, 2013, the amount of distributions estimated to be a tax return of capital was approximately $17,585,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2013, the Fund’s investment adviser fee amounted to $2,484,712. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $112,985,386 and $142,064,906, respectively, for the six months ended March 31, 2013.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended March 31, 2013 and the year ended September 30, 2012.

On August 6, 2012, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). During the six months ended March 31, 2013 and the year ended September 30, 2012, the Fund repurchased 557,600 and 144,400, respectively, of its common shares under the share repurchase program at a cost, including brokerage commissions, of $6,109,668 and $1,605,373, respectively, and an average price of $10.96 and $11.12 per share, respectively. The weighted average discount per share to NAV on these repurchases amounted to 12.44% and 12.56% for the six months ended March 31, 2013 and the year ended September 30, 2012, respectively.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$383,004,820

Gross unrealized appreciation	$137,643,446
Gross unrealized depreciation	(1,454,288)

Net unrealized appreciation	$136,189,158

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at March 31, 2013 is included in the Portfolio of Investments.

15

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at March 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

4/30/13	Japanese Yen 328,753,294	United States Dollar 3,480,344	Credit Suisse International	$(12,674)

Written call options activity for the six months ended March 31, 2013 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	56,565	$7,419,707
Options written	197,002	17,573,570
Options terminated in closing purchase transactions	(149,377)	(15,388,338)
Options exercised	(1,185)	(150,851)
Options expired	(56,870)	(6,091,675)

Outstanding, end of period	46,135	$3,362,413

At March 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $12,674.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative

Equity Price	Written options	$—	$(3,338,268	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	—	(12,674	)(2)

Total		$—	$(3,350,942)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

16

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Written options	$(10,074,080)	$827,623
Foreign Exchange	Forward foreign currency exchange contracts	87,126	(12,674)

Total		$(9,986,954)	$814,949

(1)	Statement of Operations location: Net realized gain (loss) – Written options and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended March 31, 2013, which is indicative of the volume of this derivative type, was approximately $978,000.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$58,394,595	$3,450,807	$—	$61,845,402
Consumer Staples	57,706,011	—	—	57,706,011
Energy	56,398,223	—	—	56,398,223
Financials	81,035,209	—	—	81,035,209
Health Care	69,567,461	—	—	69,567,461
Industrials	53,763,860	—	—	53,763,860
Information Technology	90,380,319	—	—	90,380,319
Materials	16,801,830	—	—	16,801,830
Telecommunication Services	11,080,832	—	—	11,080,832
Utilities	17,009,210	—	—	17,009,210

Total Common Stocks	$512,137,550	$3,450,807 *	$—	$515,588,357
Short-Term Investments	$—	$3,605,621	$—	$3,605,621

Total Investments	$512,137,550	$7,056,428	$—	$519,193,978

Liability Description

Covered Call Options Written	$(3,338,268)	$—	$—	$(3,338,268)
Forward Foreign Currency Exchange Contracts	—	(12,674)	—	(12,674)

Total	$(3,338,268)	$(12,674)	$—	$(3,350,942)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Eaton Vance

Enhanced Equity Income Fund

March 31, 2013

Officers and Trustees

Officers of Eaton Vance Enhanced Equity Income Fund

Walter A. Row, III

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Enhanced Equity Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2013, Fund records indicate that there are 27 registered shareholders and approximately 27,457 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EOI.

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On August 6, 2012, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

2285-5/13	CE-EEIFSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period*	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Programs	Maximum Number of Shares that May Yet Be Purchased Under the Programs*
October 2012	105,900	$11.10	105,900	3,746,705
November 2012	79,400	$10.70	185,300	3,667,305
December 2012	220,700	$10.68	406,000	3,446,605
January 2013	31,400	$11.12	437,400	3,415,205
February 2013	24,000	$11.29	461,400	3,391,205
March 2013	96,200	$11.52	557,600	3,295,005

Total	557,600	$10.96

*	On August 6, 2012, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program was announced on August 8, 2012.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 9, 2013

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 9, 2013